Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₽ 16,675	₽ 10,292
Additions	20,262	6,669
Disposals	(520)	(286)
Translation difference	1
Ending balance	36,418	16,675
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,672)	(2,033)
Disposals	422	210
Charge for the year	(3,198)	(1,849)
Ending balance	(6,448)	(3,672)
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,003
Ending balance	29,970	13,003
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	80	80
Additions	888
Ending balance	968	80
Land [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	80
Ending balance	968	80
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,823	1,823
Additions	1,176
Ending balance	2,999	1,823
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(213)	(173)
Charge for the year	(40)	(40)
Ending balance	(253)	(213)
Buildings [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,610
Ending balance	2,746	1,610
Warehouse equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,297	4,136
Transfer	5,129	4,254
Disposals	(218)	(93)
Ending balance	13,208	8,297
Warehouse equipment and facilities [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,647)	(947)
Disposals	190	80
Charge for the year	(1,460)	(780)
Ending balance	(2,917)	(1,647)
Warehouse equipment and facilities [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,650
Ending balance	10,291	6,650
Computer and office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,979	2,928
Transfer	6,919	2,244
Disposals	(302)	(193)
Translation difference	1
Ending balance	11,597	4,979
Computer and office equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,812)	(913)
Disposals	232	130
Charge for the year	(1,698)	(1,029)
Ending balance	(3,278)	(1,812)
Computer and office equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,167
Ending balance	8,319	3,167
Construction in-progress and advances for PP&E [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,496	1,325
Additions	18,198	6,669
Transfer	(12,048)	(6,498)
Ending balance	7,646	1,496
Construction in-progress and advances for PP&E [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,496
Ending balance	₽ 7,646	₽ 1,496